Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	50,806	52,410
Stock options granted (in shares) | shares	19,457	15,906
Stock options exercised for common shares (in shares) | shares	(12,062)	(13,531)
Stock options surrendered for cash settlement (in shares) | shares	(524)	(384)
Stock options forfeited (in shares) | shares	(2,943)	(3,595)
Stock options outstanding - end of year (in shares) | shares	54,734	50,806
Stock options exercisable (in shares) | shares	11,942	10,033
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 33.90	$ 26.80
Weighted average exercise price, options granted (in CAD per share) | $ / shares	43.53	44.82
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	21.86	20.69
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	22.65	22.19
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	38.57	29.69
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	39.83	33.90
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 36.58	$ 26.67